Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of December 31,
	2020	2021
	USD	USD
Cash at bank	$117,412	$10,753,049
Cash on hand	22	69
Total	$117,434	$10,753,118

Schedule of carrying amounts of the Company’s bank and cash balances
	As of December 31,
	2020	2021
	USD	USD
RMB	$117,434	$642,036
USD	-	10,111,082
Total	$117,434	$10,753,118